Cover	Nov. 02, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Entity Registrant Name	SI-BONE, INC.
Entity Central Index Key	0001459839
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38701
Entity Tax Identification Number	26-2216351
Entity Address, Address Line One	88 W. Plumeria Drive
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95134
City Area Code	408
Local Phone Number	207-0700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SIBN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false